Contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	163,408,976	138,755,376
Ordinary shares - fully paid	$ 90,343,718	$ 84,480,249